SUBSEQUENT EVENTS (Details) - 1 months ended Mar. 31, 2017 - Subsequent Event [Member] SFr in Thousands, $ in Thousands	USD ($)	CHF (SFr)
Subsequent Event [Line Items]
Proceeds from loan	$ 5,000
Debt maturity date	Apr. 01, 2019
Subsidiaries [Member]
Subsequent Event [Line Items]
Amount of deposit in dispute with tenant	$ 277
Reimbursement sought by tenant for serious defects affecting rented premises	2,405
Reimbursement sought by tenant for indemnification of consequential damages	$ 69
Subsidiaries [Member] | CHF [Member]
Subsequent Event [Line Items]
Amount of deposit in dispute with tenant | SFr		SFr 279
Reimbursement sought by tenant for serious defects affecting rented premises | SFr		2,428
Reimbursement sought by tenant for indemnification of consequential damages | SFr		SFr 69